CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 33,077	$ 61,649
Other comprehensive income - Defined benefit plan	0	1
Comprehensive income	$ 33,077	$ 61,650